Accounts Receivable - Summary of the Movement in the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Increase or decrease in allowance for doubtful accounts
Balance at beginning of year	¥ (6,373)	$ (873)	¥ (7,131)
Additions	911	125
Reversals	532	73	758
Balance at end of year	¥ (6,752)	$ (925)	¥ (6,373)